Item G.1.b.ii: Terms of new or amended securities

DWS Municipal Income Trust (the "Fund")

During the reporting period, on November 10, 2020, the Fund issued 3,975 Variable Rate MuniFund Term
Preferred Shares, Series 2020-1 ("Series 2020-1
VMTPS") with an aggregate liquidation preference of $198,750,000 ($50,000 per share) in a private offering.
The Fund used the proceeds of the Series 2020-1
VMTPS issuance to fund the redemption on November
10, 2020 of all of its outstanding Floating Rate
Municipal Term Preferred Shares, Series 2018 ("Series
2018 MTPS").

The Series 2020-1 VMTPS are variable rate preferred shares with a stated maturity of November 10, 2049 and an early termination date six months following a rate period termination date (the "Rate Period Termination
Date"), which Rate Period Termination Date initially will be 36 months from the date of original issuance.
Subject to an election by the holder(s) of the Series
2020-1 VMTPS to retain the Series 2020-1 VMTPS, the
Series 2020-1 VMTPS are subject to mandatory tender beginning twenty business days prior to the early termination date, during which time such shares may be remarketed. At its option, the Fund may redeem in whole or in part the Series 2020-1 VMTPS from time to time at a redemption price equal to the liquidation preference of the Series 2020-1 VMTPS to be redeemed and all accumulated but unpaid dividends thereon to, but excluding, the redemption date, plus a redemption premium if such redemption occurs prior to November
10, 2022. The dividend rate for the Series 2020-1
VMTPS is set weekly at a spread (dependent on the then current rating of the Series 2020-1 VMTPS) over the Securities Industry and Financial Markets Association
("SIFMA") Municipal Swap Index. The Fund is required to maintain various asset coverage ratios with respect to the Series 2020-1 VMTPS in accordance with the Fund's charter documents and the 1940 Act. The Series 2020-1
VMTPS is senior in priority to the Fund's outstanding common shares as to payments of dividends and distributions upon liquidation.

The Fund's Statement Establishing and Fixing the
Rights and Preferences of Variable Rate MuniFund
Term Preferred Shares and Appendix A thereto contains a description of the Fund's Series 2020-1 VMTPS.